Provision (Benefit) Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
State	$ 2	$ (3)	$ 3
Foreign	1	0	1
Total	3	(3)	4
Deferred:
State	(1)	(3)	8
Foreign	(82)	7	17
Total	(83)	4	25
Provision (benefit) for income taxes	$ (80)	1	$ 29
TEXAS
Deferred:
State		(7)
Alberta Provincial Tax [Member]
Deferred:
Foreign		$ 8